JPMorgan Trust II

270 Park Avenue

New York, NY 10017

November 3, 2011

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

the Funds listed on Appendix A

File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Funds identified on Appendix A hereto do not differ from those contained in Post-Effective Amendment No. 140 (Amendment No. 141 under the 1940 Act) filed electronically on October 27, 2011.

If you have any questions please call me at (614) 248-7598.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

cc: Vincent J. DiStefano

Appendix A

JPMorgan U.S. Equity Funds

JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund

JPMorgan Investor Funds

JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund